Related parties (Tables)	6 Months Ended
Sep. 30, 2026
Related Party [Abstract]
Schedule of Related Party Transactions
Below are the related-party balances as of March 31, 2026 and September 30, 2026:

(Unit： In millions)
Type of related party	Name of related party	Detail of transaction	Outstanding balance as of
			March 31, 2026	September 30, 2026
Subsidiaries of parent company	Monex Finance Corporation	Borrowing(2) (3)	2,524	500
Associates of parent company	Monex, Inc.	Partnership program revenue	3	2
Below is the related-party transaction impact on the condensed consolidated interim statements of profit or loss and other comprehensive income for the three and six months ended September 30, 2025 and 2026:

(Unit： In millions)			For the three months ended September 30,
Type of related party	Name of related party	Detail of transaction	2025	2026
Associates of parent company	Monex, Inc.	Transaction revenue(1)	2,180	864
		Cost of sales(1)	2,174	862
		Partnership program revenue	12	7
Subsidiaries of parent company	Monex Finance Corporation	Interest expense	35	13

(Unit： In millions)			For the six months ended September 30,
Type of related party	Name of related party	Detail of transaction	2025	2026
Associates of parent company	Monex, Inc.	Transaction revenue(1)	3,895	2,190
		Cost of sales(1)	3,883	2,456
		Partnership program revenue	17	16
Subsidiaries of parent company	Monex Finance Corporation	Interest expense	57	41

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(1) Certain of Coincheck’s related parties purchase or sell crypto assets on Coincheck’s Marketplace platform. The transactions for the three and six months ended September 30, 2025 and 2026 were made on terms equivalent to those that prevail in arm’s-length transactions. The Company recognized the corresponding transaction revenue amounting to ¥2,180 million and ¥864 million for the three months ended September 30, 2025 and 2026, and ¥3,895 million and ¥2,190 million for the six months ended September 30, 2025 and 2026, respectively.
(2) Coincheck entered into a line of credit of ¥5,000 million with Monex Finance Corporation, with aggregate commitments as of March 31 and September 30, 2026. There is no outstanding balance under this arrangement as of March 31 and September 30, 2026. The interest rate under this was 1.75% for the three and six months ended September 30, 2025 and there were no borrowings for the three and six months ended September 30, 2026. On September 1, 2025, Coincheck entered into a ¥500 million subordinated loan with Monex Finance Corporation, maturing on September 30, 2027. The loan initially carried a fixed interest rate of 9.50%. Effective on August 1, 2026, the interest rate was revised to 10.50%.
(3) Coincheck Parent had a line of credit contract for ¥2,554 million ($16 million, denominated in U.S.dollars), as debtor, with Monex Finance Corporation for the purpose of operating capital as of March 31, 2026. The balance outstanding under this was ¥2,024 million as of March 31, 2026. The interest rate under this facility was 6.29%, 6.01% and 5.68% for the three and six months ended September 30, 2025 and the six months ended September 30, 2026, respectively. During the three months ended September 30, 2026, the outstanding balance was paid down in full, and this credit facility has since expired as of September 30, 2026.
Schedule of Listing of Consolidated Subsidiaries	The following is a list of the Company’s significant consolidated subsidiaries as of September 30, 2026.

Name of subsidiary	Place of incorporation and operation	Contents of business	Percentage of voting rights held by the Company
Coincheck, Inc.	Japan	Provides end-to-end crypto asset exchange services and operates multi-cryptocurrency marketplaces.	100%
CCG Administrative Services, Inc.	US	Provides certain administrative services for Coincheck Group N.V.	100%
Next Finance Tech Co., LTD.	Japan	Provides staking service.	100%
Aplo SAS	France	Provides a digital asset prime brokerage that serves institutional crypto investors	100%
3iQ Digital Holdings, Inc.	Canada	Holding company of 3iQ Corp.	99.8%
3iQ Corp	Canada	Investment fund manager of funds listed in Canada	99.8%